FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 5,159	£ 6,537
Amount contractually payable	11,195	10,558
Difference between balance sheet carrying value and amount contractually payable	6,036	4,021
Cumulative increase in fair value measurement, liabilities	(324)
Fair value losses before tax	(519)	86	£ 75
1 year or over original maturity
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Narrative [Line Items]
Financial liabilities at fair value through profit or loss	£ 4,965	£ 6,258